Profit and loss information	6 Months Ended
Jul. 31, 2021
Profit And Loss Information
Profit and loss information

5. Profit and loss information

(a) Revenue from continuing operations

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Gross revenue	6,571	8,235
Rebates	-	-
	6,571	8,235

Sale of goods
-E-commerce	6,571	8,235
	6,571	8,235

Disaggregation of revenue

The Group derives its revenue from the transfer of goods at a point in time. Please refer Note 6 for breakdown of revenue by geography.

(b) Significant items

The loss for the half year was derived after (charging) / crediting the following items that are unusual and of significance because of their size, nature and incidence:

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Other income
-Interest income	84	-
	84	-
Finance expenses
- Interest expense on external borrowings	-	(425)
- Interest expense on convertible loan notes	(43)	(1,730)
- Interest expense on leases	(1)	-
- Amortisation of loan set up costs	-	-
	(44)	(2,155)

Other foreign currency gains/(losses)
-Net foreign exchange gains/(losses)	(483)	2,003
	(483)	2,003
Impairment expense
- Impairment of intangible assets	(4,971)	-
- Impairment of property, plant and equipment	-	-
- Impairment of right-of-use assets	-	-
	(4,971)	-

Brand transition, restructure and transaction income/(expense)
- Brand transition expenses	-	-
- Restructure expenses	-	-
- Transaction expenses	(13,317)	(3,078)
	(13,317)	(3,078)

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

(c) Fair value loss on convertible notes derivatives and warrants

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Fair value loss on convertible notes and warrants	(10,794)	-
	(10,794)	-

April 2020 Notes:

During the half year ended July 31, 2021 a fair value loss of $0.2m was recognized in relation to the April 2020 Notes that were exchanged in full in February 2021, with further details provided in note 11 ‘Borrowings’.

For 6 months ended 31 July 2021	Convertible Notes US $000’s	Warrants US $000’s	Total US$ 000’s
Balance at the beginning of the period:	2,149	451	2,600
Foreign exchange movements	3	-	3
Interest	43	-	43
Fair Value through profit and loss	-	195	195
Exchange to ordinary shares	(2,195)	(646)	(2,841)
Balance at the end of the period	-	-	-

February 2021 Warrants under “February 2021 SPA”:

On February 24, 2021 the Group entered into a securities purchase agreement (the “February 2021 SPA”) with certain accredited investors, pursuant to sell in a private placement an aggregate of $100,000,000 of units, each unit consisting of one ordinary share and one warrant to purchase ordinary shares (the “February 2021 Warrants”). The February 2021 Warrants have an exercise price of US$0.935 per share and will expire on March 10, 2026. The February 2021 Warrants contain a Black-Scholes cashless exercise feature, which permits the February 2021 Warrants to be exercised on a cashless basis for a number of Ordinary Shares equal to the Black-Scholes value per share, multiplied by the number of Ordinary Shares as to which the warrant is being exercised, divided by the closing bid price on Nasdaq as of two trading days prior to the exercise date, as reported by Bloomberg (but not less than a specified floor price). For this purpose, the Black-Scholes value per share is calculated using an underlying price equal to US$0.95 (as may be adjusted for stock dividends, subdivisions, or combinations); a risk-free interest rate corresponding to the U.S. Treasury rate; a strike price equal to the $0.935 exercise price; an expected volatility equal to 135%; and a deemed remaining term of five years (regardless of the actual remaining term of the February 2021 Warrant). Accordingly, the Black-Scholes value calculation will not change as a result of future changes in the stock price, risk-free interest rate, volatility or remaining life of the February 2021 Warrants. As a result, the number of Ordinary Shares issued upon exercise of the February 2021 Warrants may substantially exceed 117,647,059 shares. The February 2021 Warrants may not be exercised to the extent the holder or any of its affiliates would beneficially own more than 9.9% of the Ordinary Shares outstanding on the closing date after giving effect to such exercise. Further, in no event will the Group be required to issue upon exercise of the warrants more than a fixed maximum number of Ordinary Shares specified in the February 2021 Warrants.

On March 10, 2021, the Group entered an amendment to the February 2021 SPA, which reduced the price per unit to $0.85, resulting in the issuance of an aggregate of 117,647,059 units (representing an aggregate of 117,647,059 ordinary shares and 117,647,059 February 2021 Warrants). The Group granted a financing rebate to the investors, resulting in net proceeds, after offering expenses, of approximately US$94.9m.

During the current period, the warrants have been exercised in full, pursuant to the Black-Scholes cashless exercise provision, for an aggregate issuance of 186,391,411 ordinary shares.

The February 2021 SPA also included a put right. On July 2, 2021 pursuant to the put right under the February 2021 SPA, the Group sold an aggregate of 53,548,594 ordinary shares to the investors, at a purchase price of US$0.6256 per share, resulting in net proceeds of $33.5m.

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

Notwithstanding warrants and put/call rights are settled by the issuance of equity shares, these components may not necessarily be classified as equity. In accordance with IAS 32, an equity classification only applies where a fixed amount of cash (or liability), denominated in the issuer functional currency, is exchanged for a fixed number of shares (the so called “fixed for fixed” test). The warrants and put options failed the “fixed for fixed” test and therefore are required to be classified as financial liabilities. IAS 32 also requires the Group to measure the fair value of derivatives as at the inception date of the transaction and at each reporting period end until settled, with fair value changes recognised through profit and loss.

As a result, a fair value loss of $10.6m was recognised during the current period relating to the exercise of the warrants, whilst no fair value gain or loss was required to be recognized in relation to the exercise of the put options.

For 6 months ended 31 July 2021	Warrants US $000’s	Put options US $000’s	Total US$ 000’s
Balance at the beginning of the period:	-	-	-
Initial recognition	97,482	-	97,482
Fair Value through profit and loss	10,599	-	10,599
Conversion of warrants	(108,081)	-	(108,081)
Cash collected on exercise of put options	-	33,500	33,500
Shares issued on exercise of put options	-	(33,500)	(33,500)
Balance at the end of the period	-	-	-

(d) Income tax expense

Income tax expense/(benefits) is recognised based on the parent company’s effective annual income tax rate expected for the full financial year. The annual tax rate used for the half year to July 31, 2021 is 30% (6 months to July 31, 2020: 28%). The Group has assessed future forecast profits and concluded that not enough criteria have been satisfied to recognise any deferred tax assets at the half year ended July 31, 2021. Unused tax losses do not have an expiry date.

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

The major components of tax expense/(benefit) comprise:

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Current tax
Current tax on losses for the period	(33)	-
Adjustment for current tax on prior periods	-	-
Total current tax expense	(33)	-

Deferred tax
Decrease in deferred tax asset	-	-
Income tax benefit for continuing operations	(33)	-

Reconciliation of income tax to accounting loss:
Loss before income tax from continuing operations	(33,167)	(4,899)
Loss before income tax from discontinued operations	(15,534)	(6,633)
Accounting profit before tax	(48,701)	(11,532)
Tax at Australia tax rate of 30% (July 2020: tax at New Zealand tax rate of 28%)	(14,610)	(3,229)

Tax effect of:
- permanent differences including discontinued operations	14,302	990
- adjustments in respect of current tax or prior periods	-	23
- effects of different tax rates of subsidiaries operating in other jurisdictions	48	(2)
- deferred tax assets relating to the current period not recognized	326	2,256
- other	-	(12)
Income tax expense	66	26
Income tax expense reported in statement of profit or loss	(33)	-
Income tax attributable to discontinued operations	33	26

The Group has tax losses of $10.7m (year ended January 31, 2021: $8.5m after discontinued operations) that have not been recognised in the financial statements. The ability to use these losses to offset future profits is subject to shareholder and business continuity criteria in each local tax jurisdiction.